Land Use Rights (Details Textual)	12 Months Ended
	Mar. 31, 2020 USD ($) ft²	Mar. 31, 2019 USD ($) ft²
Land Use Rights (Textual)
Land use right collateral for a short-term bank loans	$ 719,722	$ 95,540
Amortization expense	$ 16,502	$ 17,076
Square meters | ft²	29,720	12,120